American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
December 31, 2020

High-Yield - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 87.5%
Aerospace and Defense — 3.0%
Boeing Co. (The), 5.15%, 5/1/30	1,000,000	1,211,975
Bombardier, Inc., 8.75%, 12/1/21(1)	160,000	166,666
Bombardier, Inc., 5.75%, 3/15/22(1)	215,000	219,573
Bombardier, Inc., 6.00%, 10/15/22(1)	185,000	182,068
Bombardier, Inc., 7.50%, 3/15/25(1)	305,000	283,269
Howmet Aerospace, Inc., 5.125%, 10/1/24	175,000	192,864
Rolls-Royce plc, 5.75%, 10/15/27(1)	250,000	277,187
TransDigm, Inc., 6.25%, 3/15/26(1)	1,000,000	1,066,255
TransDigm, Inc., 6.375%, 6/15/26	520,000	539,175
		4,139,032
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.75%, 8/15/24(1)	100,000	106,375
Airlines — 0.4%
United Airlines Holdings, Inc., 5.00%, 2/1/24(2)	555,000	551,878
Auto Components — 0.5%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	540,000	541,350
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	172,618
		713,968
Automobiles — 1.7%
Ford Motor Co., 8.50%, 4/21/23	1,080,000	1,219,509
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	300,000	305,385
Nissan Motor Co. Ltd., 4.35%, 9/17/27(1)	750,000	829,015
		2,353,909
Biotechnology — 0.4%
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)	569,000	590,266
Building Products — 0.8%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	120,000	129,150
Griffon Corp., 5.75%, 3/1/28	800,000	847,352
Standard Industries, Inc., 4.75%, 1/15/28(1)	135,000	142,256
		1,118,758
Capital Markets — 2.4%
FS KKR Capital Corp., 3.40%, 1/15/26	685,000	681,219
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	390,000	398,531
LPL Holdings, Inc., 4.625%, 11/15/27(1)	575,000	596,922
MSCI, Inc., 4.00%, 11/15/29(1)	420,000	448,010
Owl Rock Capital Corp., 3.40%, 7/15/26	475,000	481,805
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	400,000	418,515
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	216,000	217,384
		3,242,386
Chemicals — 2.6%
CF Industries, Inc., 3.45%, 6/1/23	413,000	431,069
CF Industries, Inc., 4.95%, 6/1/43	500,000	614,687
Chemours Co. (The), 5.75%, 11/15/28(1)	400,000	408,750
Olin Corp., 5.125%, 9/15/27	360,000	377,060
Olin Corp., 5.625%, 8/1/29	500,000	543,753
Tronox Finance plc, 5.75%, 10/1/25(1)	680,000	707,200
Valvoline, Inc., 3.625%, 6/15/31(1)(3)	500,000	514,878
		3,597,397

Commercial Services and Supplies — 1.3%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	500,000	522,500
GFL Environmental, Inc., 4.00%, 8/1/28(1)	700,000	706,562
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	500,000	534,375
		1,763,437
Communications Equipment — 0.7%
CommScope, Inc., 5.50%, 3/1/24(1)	150,000	154,855
CommScope, Inc., 8.25%, 3/1/27(1)	795,000	849,660
		1,004,515
Consumer Finance — 2.3%
Ally Financial, Inc., 8.00%, 11/1/31	210,000	308,704
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)	1,035,000	1,115,868
Navient Corp., 5.50%, 1/25/23	705,000	738,928
Navient Corp., MTN, 6.125%, 3/25/24	140,000	149,886
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	650,000	709,315
SLM Corp., 4.20%, 10/29/25	110,000	116,462
		3,139,163
Containers and Packaging — 2.3%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(4)	800,000	855,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	600,000	627,750
Ball Corp., 5.25%, 7/1/25	250,000	285,776
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	480,000	490,171
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	100,000	101,125
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	240,000	257,550
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	480,975
		3,098,347
Diversified Financial Services — 0.4%
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(1)	500,000	546,250
Diversified Telecommunication Services — 2.7%
Altice France SA, 7.375%, 5/1/26(1)	815,000	858,806
CenturyLink, Inc., 5.80%, 3/15/22	430,000	449,081
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	195,000	203,408
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	531,509
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	760,000	795,135
Telecom Italia Capital SA, 6.375%, 11/15/33	750,000	924,236
		3,762,175
Electric Utilities — 0.6%
NRG Energy, Inc., 7.25%, 5/15/26	530,000	559,945
Talen Energy Supply LLC, 6.50%, 6/1/25	390,000	319,069
		879,014
Electronic Equipment, Instruments and Components — 0.3%
Sensata Technologies BV, 5.00%, 10/1/25(1)	338,000	376,659
Energy Equipment and Services — 0.4%
Precision Drilling Corp., 5.25%, 11/15/24	375,000	325,547
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	250,000	228,125
		553,672
Entertainment — 1.3%
Cinemark USA, Inc., 5.125%, 12/15/22	165,000	162,009
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)(3)	750,000	759,675
Netflix, Inc., 4.875%, 4/15/28	760,000	858,291
		1,779,975
Equity Real Estate Investment Trusts (REITs) — 3.6%
Iron Mountain, Inc., 4.875%, 9/15/27(1)	500,000	523,953
Iron Mountain, Inc., 5.00%, 7/15/28(1)	769,000	817,931
Iron Mountain, Inc., 4.875%, 9/15/29(1)	500,000	528,000

MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	475,000	516,812
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 3.875%, 2/15/29(1)	850,000	870,719
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	840,000	895,041
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	145,000	149,984
SBA Communications Corp., 3.875%, 2/15/27(1)	640,000	657,172
		4,959,612
Food and Staples Retailing — 1.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	890,000	913,140
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 3/15/26(1)	190,000	193,087
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	350,000	354,025
Rite Aid Corp., 7.50%, 7/1/25(1)	123,000	128,600
Rite Aid Corp., 8.00%, 11/15/26(1)	169,000	180,964
United Natural Foods, Inc., 6.75%, 10/15/28(1)	550,000	576,114
		2,345,930
Food Products — 3.7%
B&G Foods, Inc., 5.25%, 4/1/25	260,000	268,710
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	45,000	46,575
Kraft Heinz Foods Co., 3.00%, 6/1/26	500,000	522,390
Kraft Heinz Foods Co., 3.875%, 5/15/27(1)	22,000	23,725
Kraft Heinz Foods Co., 3.75%, 4/1/30(1)	880,000	940,760
Kraft Heinz Foods Co., 4.375%, 6/1/46	500,000	540,994
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	460,000	480,700
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	755,000	776,027
Post Holdings, Inc., 5.00%, 8/15/26(1)	935,000	967,010
Post Holdings, Inc., 5.50%, 12/15/29(1)	250,000	273,131
Post Holdings, Inc., 4.625%, 4/15/30(1)	250,000	263,302
		5,103,324
Health Care Providers and Services — 7.2%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	290,000	291,450
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	485,000	521,824
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	700,000	749,000
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	550,000	581,806
Centene Corp., 4.75%, 1/15/25	700,000	719,236
Centene Corp., 4.625%, 12/15/29	320,000	355,682
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	85,000	88,188
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	400,000	430,600
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	52,000	56,550
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	127,000	102,349
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(1)	315,000	332,292
DaVita, Inc., 4.625%, 6/1/30(1)	650,000	689,406
HCA, Inc., 7.69%, 6/15/25	500,000	601,822
IQVIA, Inc., 5.00%, 10/15/26(1)	485,000	508,947
IQVIA, Inc., 5.00%, 5/15/27(1)	300,000	319,497
LifePoint Health, Inc., 5.375%, 1/15/29(1)	800,000	800,440
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	420,000	442,470
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	100,000	107,500
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	230,000	198,950
Tenet Healthcare Corp., 6.75%, 6/15/23	780,000	839,904
Tenet Healthcare Corp., 5.125%, 5/1/25	500,000	510,370
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	650,000	679,594
		9,927,877
Hotels, Restaurants and Leisure — 6.6%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	1,090,000	1,124,542
Aramark Services, Inc., 5.00%, 2/1/28(1)(2)	530,000	559,150
Boyd Gaming Corp., 6.375%, 4/1/26	350,000	364,070

Boyd Gaming Corp., 4.75%, 12/1/27	400,000	416,324
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	600,000	607,143
Golden Nugget, Inc., 6.75%, 10/15/24(1)	610,000	606,383
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	670,000	708,180
International Game Technology plc, 5.25%, 1/15/29(1)	1,070,000	1,154,642
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(1)	250,000	259,844
MGM Resorts International, 6.00%, 3/15/23	350,000	376,250
MGM Resorts International, 4.625%, 9/1/26	215,000	227,916
Penn National Gaming, Inc., 5.625%, 1/15/27(1)(2)	680,000	710,668
Scientific Games International, Inc., 5.00%, 10/15/25(1)	260,000	268,616
Scientific Games International, Inc., 8.25%, 3/15/26(1)	200,000	215,861
Scientific Games International, Inc., 7.25%, 11/15/29(1)	682,000	749,648
Station Casinos LLC, 5.00%, 10/1/25(1)	100,000	101,343
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	605,000	633,235
		9,083,815
Household Durables — 2.8%
Mattamy Group Corp., 4.625%, 3/1/30(1)	330,000	350,367
Meritage Homes Corp., 7.00%, 4/1/22	110,000	117,262
Meritage Homes Corp., 5.125%, 6/6/27	230,000	257,844
Newell Brands, Inc., 4.70%, 4/1/26	500,000	551,465
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29(1)	850,000	875,500
Toll Brothers Finance Corp., 4.35%, 2/15/28	200,000	222,712
Toll Brothers Finance Corp., 3.80%, 11/1/29	500,000	541,250
TRI Pointe Group, Inc., 5.70%, 6/15/28	850,000	961,775
		3,878,175
Household Products — 0.5%
Energizer Holdings, Inc., 4.75%, 6/15/28(1)	600,000	632,280
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., 4.625%, 2/1/29(1)	200,000	205,956
Interactive Media and Services — 0.2%
Rackspace Technology Global, Inc., 5.375%, 12/1/28(1)	298,000	312,773
Internet and Direct Marketing Retail — 0.4%
QVC, Inc., 4.375%, 9/1/28	525,000	544,963
IT Services — 0.2%
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	290,000	324,761
Life Sciences Tools and Services — 0.5%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	500,000	524,595
Syneos Health, Inc., 3.625%, 1/15/29(1)	130,000	130,603
		655,198
Machinery — 0.6%
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	750,000	761,280
Media — 10.8%
Altice Financing SA, 7.50%, 5/15/26(1)	1,205,000	1,273,143
AMC Networks, Inc., 4.75%, 8/1/25	730,000	754,970
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	880,000	909,128
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	1,523,000	1,618,226
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	500,000	529,250
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	322,000	339,745
CSC Holdings LLC, 5.875%, 9/15/22	705,000	747,741
CSC Holdings LLC, 5.50%, 5/15/26(1)	245,000	255,106
CSC Holdings LLC, 4.625%, 12/1/30(1)	600,000	627,081
DISH DBS Corp., 5.00%, 3/15/23	435,000	449,681
DISH DBS Corp., 5.875%, 11/15/24	630,000	661,500
Gray Television, Inc., 5.875%, 7/15/26(1)	455,000	476,897
Lamar Media Corp., 3.75%, 2/15/28	675,000	694,963

Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)	400,000	429,126
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	845,000	866,974
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	1,035,000	1,101,214
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	250,000	275,547
TEGNA, Inc., 5.50%, 9/15/24(1)	174,000	177,100
TEGNA, Inc., 4.75%, 3/15/26(1)	80,000	85,524
TEGNA, Inc., 4.625%, 3/15/28(1)	323,000	330,873
Univision Communications, Inc., 5.125%, 2/15/25(1)	375,000	378,516
ViacomCBS, Inc., VRN, 6.25%, 2/28/57	200,000	224,974
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,060,000	1,103,460
Ziggo BV, 5.50%, 1/15/27(1)	607,000	634,676
		14,945,415
Metals and Mining — 3.8%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	410,000	427,804
Cleveland-Cliffs, Inc., 5.75%, 3/1/25(2)	830,000	844,006
Cleveland-Cliffs, Inc., 7.00%, 3/15/27(1)	400,000	388,000
Constellium SE, 6.625%, 3/1/25(1)	835,000	854,309
Freeport-McMoRan, Inc., 4.125%, 3/1/28	310,000	325,694
Freeport-McMoRan, Inc., 4.625%, 8/1/30	80,000	87,942
Freeport-McMoRan, Inc., 5.40%, 11/14/34	655,000	820,797
Novelis Corp., 5.875%, 9/30/26(1)	780,000	816,075
Teck Resources Ltd., 6.25%, 7/15/41	465,000	594,512
United States Steel Corp., 6.875%, 8/15/25	100,000	95,688
		5,254,827
Oil, Gas and Consumable Fuels — 10.4%
Aker BP ASA, 3.75%, 1/15/30(1)	500,000	526,860
Antero Resources Corp., 5.125%, 12/1/22	120,000	119,868
Antero Resources Corp., 5.625%, 6/1/23(2)	155,000	152,094
Apache Corp., 4.875%, 11/15/27	560,000	594,440
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	750,000	800,625
Cheniere Energy Partners LP, 5.25%, 10/1/25	500,000	513,625
Cheniere Energy Partners LP, 5.625%, 10/1/26	350,000	365,470
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	460,000	469,200
EnLink Midstream Partners LP, 4.85%, 7/15/26	350,000	339,937
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	400,000	450,980
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	240,000	243,575
MEG Energy Corp., 7.00%, 3/31/24(1)	81,000	82,013
MEG Energy Corp., 6.50%, 1/15/25(1)	295,000	303,343
NuStar Logistics LP, 4.75%, 2/1/22(2)	155,000	157,713
Occidental Petroleum Corp., 2.90%, 8/15/24	750,000	723,000
Occidental Petroleum Corp., 6.375%, 9/1/28	1,200,000	1,271,250
Occidental Petroleum Corp., 3.50%, 8/15/29	500,000	458,385
Occidental Petroleum Corp., 6.125%, 1/1/31	750,000	804,525
Occidental Petroleum Corp., 6.45%, 9/15/36	500,000	524,250
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(1)	580,000	597,559
QEP Resources, Inc., 5.375%, 10/1/22	565,000	589,484
SM Energy Co., 5.00%, 1/15/24(2)	365,000	308,425
Southwestern Energy Co., 6.45%, 1/23/25	555,000	576,853
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	850,000	874,276
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 3/1/27(1)	500,000	519,375
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	400,000	413,374
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	471,000	474,582
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	461,000	473,961
WPX Energy, Inc., 5.25%, 10/15/27	500,000	530,655
		14,259,697

Personal Products — 0.2%
Avon Products, Inc., 7.00%, 3/15/23	280,000	303,261
Pharmaceuticals — 2.2%
AdaptHealth LLC, 4.625%, 8/1/29(1)(3)	345,000	354,919
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	700,000	722,162
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	150,000	154,769
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	260,000	272,641
Elanco Animal Health, Inc., 5.27%, 8/28/23	350,000	383,031
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	750,000	806,632
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	300,000	288,941
		2,983,095
Professional Services — 0.4%
Jaguar Holding Co. II / PPD Development LP, 5.00%, 6/15/28(1)	550,000	587,812
Road and Rail — 1.4%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	800,000	823,600
United Rentals North America, Inc., 5.50%, 5/15/27	555,000	595,584
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	533,125
		1,952,309
Semiconductors and Semiconductor Equipment — 0.3%
Microchip Technology, Inc., 4.25%, 9/1/25(1)	375,000	396,825
Specialty Retail — 1.0%
LBM Acquisition LLC, 6.25%, 1/15/29(1)	450,000	468,992
PetSmart, Inc., 5.875%, 6/1/25(1)	180,000	185,287
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	185,000	189,508
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	550,000	563,005
		1,406,792
Technology Hardware, Storage and Peripherals — 0.5%
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	335,000	347,772
Western Digital Corp., 4.75%, 2/15/26	340,000	376,125
		723,897
Textiles, Apparel and Luxury Goods — 0.5%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	475,000	498,453
PVH Corp., 4.625%, 7/10/25	200,000	225,533
		723,986
Thrifts and Mortgage Finance — 0.5%
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)	665,000	704,069
Trading Companies and Distributors — 0.7%
Aircastle Ltd., 5.25%, 8/11/25(1)	480,000	529,080
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	370,000	379,459
		908,539
Wireless Telecommunication Services — 2.4%
Sprint Corp., 7.25%, 9/15/21	785,000	817,774
Sprint Corp., 7.875%, 9/15/23	380,000	440,439
Sprint Corp., 7.125%, 6/15/24	550,000	643,857
Sprint Corp., 7.625%, 2/15/25	280,000	335,359
T-Mobile USA, Inc., 4.75%, 2/1/28	1,000,000	1,076,140
		3,313,569
TOTAL CORPORATE BONDS (Cost $114,138,185)		120,517,213
EXCHANGE-TRADED FUNDS — 6.0%
iShares Broad USD High Yield Corporate Bond ETF	66,300	2,735,538
iShares iBoxx High Yield Corporate Bond ETF(2)	15,600	1,361,880
iShares Preferred & Income Securities ETF(2)	72,100	2,776,571

SPDR Bloomberg Barclays High Yield Bond ETF	12,700	1,383,538
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,968,808)		8,257,527
PREFERRED STOCKS — 2.3%
Banks — 1.5%
Huntington Bancshares, Inc., 5.70%	350,000	352,625
JPMorgan Chase & Co., 4.60%	790,000	816,663
Wells Fargo & Co., 5.875%	850,000	965,812
		2,135,100
Capital Markets — 0.2%
Charles Schwab Corp. (The), 4.00%	300,000	317,250
Diversified Financial Services — 0.6%
Equitable Holdings, Inc., 4.95%	720,000	767,700
TOTAL PREFERRED STOCKS (Cost $2,951,600)		3,220,050
BANK LOAN OBLIGATIONS(5) — 1.7%
Food Products — 0.5%
United Natural Foods, Inc., Term Loan B, 10/22/25(6)	700,000	697,081
Health Care Equipment and Supplies — 0.3%
Avantor Funding, Inc., USD Term Loan B3, 3.25%, (1-month LIBOR plus 2.25%), 11/21/24	365,117	366,106
Health Care Providers and Services — 0.4%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 2.65%, (1-month LIBOR plus 2.50%), 2/16/23	482,626	482,025
Pharmaceuticals — 0.1%
Bausch Health Companies Inc., 2018 Term Loan B, 3.15%, (1-month LIBOR plus 3.00%), 6/2/25	197,203	196,742
Technology Hardware, Storage and Peripherals — 0.4%
Dell International LLC, 2019 Term Loan B, 2.75%, (1-month LIBOR plus 2.00%), 9/19/25	608,772	609,914
TOTAL BANK LOAN OBLIGATIONS (Cost $2,333,829)		2,351,868
ASSET-BACKED SECURITIES — 0.3%
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	172,386	173,923
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 5/15/23	188,705	179,933
TOTAL ASSET-BACKED SECURITIES (Cost $362,384)		353,856
TEMPORARY CASH INVESTMENTS — 3.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $1,664,161), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $1,630,226)		1,630,215
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 5/15/50, valued at $2,078,834), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $2,038,014)		2,038,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	531,973	531,973
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,200,188)		4,200,188
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(7) — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,747,627)	1,747,627	1,747,627
TOTAL INVESTMENT SECURITIES — 102.1% (Cost $133,702,621)		140,648,329
OTHER ASSETS AND LIABILITIES — (2.1)%		(2,849,701)
TOTAL NET ASSETS — 100.0%		$137,798,628

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $71,335,028, which represented 51.8% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,581,995. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The security's rate was paid in cash at the last payment date.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,701,228, which includes securities collateral of $2,953,601.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	120,517,213	—
Exchange-Traded Funds	8,257,527	—	—
Preferred Stocks	—	3,220,050	—
Bank Loan Obligations	—	2,351,868	—
Asset-Backed Securities	—	353,856	—
Temporary Cash Investments	531,973	3,668,215	—
Temporary Cash Investments - Securities Lending Collateral	1,747,627	—	—
	10,537,127	130,111,202	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.